Operating assets and liabilities - Intangible assets and property, plant and equipment - Property, plant and equipment - Narrative (Details)	12 Months Ended
Dec. 31, 2023
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	12 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Plant and machinery | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Plant and machinery | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years
Other equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Other equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years